Other receivables and assets (Gross amount of other receivables denominated) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 2,092,792	¥ 1,769,704
RMB [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	1,966,971	1,635,051
S$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	76,529	95,816
US$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 49,292	¥ 38,837